Significant Accounting Policies - Pension and Retirement Benefit Obligations-Crew (Details)	12 Months Ended
Dec. 31, 2021
Vessel | Maximum
Pension and Retirement Benefit Obligations-Crew:
On board period of crew under the short-term contracts	7 months